SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Supplemental Disclosure to Consolidated Statements of Cash Flows
	Years ended
	2018	2017	2016
	(Dollars in thousands)
Cash paid during the year for:
Interest	$126,648	$113,710	$110,351
Taxes	4,163	2,155	460
Noncash Activities:
Security deposits applied to rent receivables, other assets, maintenance payment liability and rentals received in advance	1	2,045	—
Maintenance payment liability applied to rent receivables, maintenance rights, rentals received in advance and other liabilities	25,837	68	—
Other liabilities applied to maintenance payment liability, security deposits and rent receivables	5,520	676	2,550
Noncash investing activities:
Aircraft improvement	10,870	192	5,245
Noncash activities in connection with purchase of flight equipment:
Security deposits and maintenance payment liabilities assumed	29,860	—	—
Shares issued	49,867	—	—
Other	—	3,979	6,388
Noncash activities in connection with sale of flight equipment	2,648	—	78,722